Financial instruments included in the statement of financial position and impact on income	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial instruments included in the statement of financial position and impact on income
Note 15. Financial instruments included in the statement of financial position and impact on income

Accounting policies

Non-current financial assets
Non-current financial assets are recognized and measured in accordance with IFRS 9 – Financial Instruments. No non-current financial assets are accounted for at fair value through other comprehensive income (OCI).
Pursuant to IFRS 9 – Financial Instruments, financial assets are classified in three categories according to the Company’s business model for managing the financial asset and the contractual cash flows characteristics of the financial asset:
•Financial assets at fair value through profit and loss;
•Financial assets at fair value through other comprehensive income; and
•Financial assets at amortized cost.
All regular way purchases and sales of financial assets are recognized at the settlement date.
Financial assets at fair value through profit or loss
This category includes marketable securities. They represent financial assets held for trading purposes, i.e., assets acquired by the Company to be sold in the short-term. They are measured at fair value and changes in fair value are recognized in the consolidated statements of operations as financial income or expense, as applicable. As of December 31, 2024, the Company has no financial assets at fair value through profit and loss.
Financial assets at amortized cost
This category includes other financial assets (non-current), trade receivables (current) and other receivables and related accounts (current) and cash and cash equivalents. Other financial assets (non-current) include advances and security and guarantee deposits granted to third parties as well as term deposits and restricted cash, which are not considered as cash equivalents.
They are non-derivative financial assets with fixed or determinable payments that are not listed on an active market. They are initially recognized at fair value plus transaction costs that are directly attributable to the acquisition or issue of the financial asset, except trade receivables that are initially recognized at the transaction price as defined in IFRS 15.
After initial recognition, these financial assets are measured at amortized cost using the effective interest rate method when both of the following conditions are met:
•The financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and
•The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
Gains and losses are recorded in the consolidated statements of operations when they are derecognized, subject to modification of contractual or expected cash flows and/or impaired.
IFRS 9 – Financial Instruments requires an entity to recognize a loss allowance for expected credit losses on a financial asset at amortized cost at each Statement of Financial Position date. The amount of the loss allowance for expected credit losses equals: (i) the 12 - month expected credit losses or (ii) the full lifetime expected credit losses. The latter applies if credit risk has increased significantly since initial recognition of the financial instrument. An impairment is recognized, where applicable, on a case–by–case basis to take into account collection difficulties which are likely to occur based on information available at the time of preparation of the financial statements.
Disputed receivables are written-off when certain and precise evidence shows that recovery is impossible and existing credit loss allowance are released.
Derivatives
Derivatives are only used for economic hedging purposes and not as speculative investments. However, where derivatives do not meet the hedge accounting criteria, they are classified as ‘held for trading’ for accounting purposes and are accounted for at fair value through profit or loss.
The full fair value of hedging derivatives is classified as a non-current asset or liability where the remaining maturity of the hedged item is more than 12 months. It is classified as a current asset or liability where the remaining maturity of the hedged item is less than 12 months. Trading derivatives are classified as a current asset or liability.
Derivatives are initially recognised at fair value on the date when a derivative contract is entered into, and they are subsequently remeasured to their fair value at the end of each reporting period. The accounting for subsequent changes in fair value depends on whether the derivative is designated as a hedging instrument and, if so, the nature of the item being hedged. The Company designates certain derivatives as either:
•hedges of a particular risk associated with the cash flows of recognised assets and liabilities and highly probable forecast transactions (cash flow hedges), or
•hedges of a net investment in a foreign operation (net investment hedges).
Grants, Conditional advances and Interest-free loans
The Company receives assistance in the form of grants, conditional advances and interest-free loans.
Under IFRS, a repayable advance that does not require the payment of annual interest is considered to be an interest-free loan. The difference between the amount of the advance at historical cost and the advance discounted at the Company's average borrowing rate is considered to be a government grant. These grants are deferred over the estimated duration of the projects they finance.
The long-term (more than one year) portion of conditional advances is recognized in non-current financial liabilities and the short-term portion in current financial liabilities.
Non-repayable conditional loans are treated as government grants when there is reasonable assurance that the Company will comply with the conditions for non-repayment. Otherwise, they are classified in liabilities.
Government grants made available to offset expenses or losses already incurred, or as immediate financial assistance to the Company with no future related costs, are recognized in income in the period in which the grant is allocated.
Financial liabilities are recognized and measured in accordance with IFRS 9 – Financial Instruments. Financial liabilities, including trade and other payables are valued at amortized cost.
Financial liabilities at amortized cost
Loans and other financial liabilities are recognized and measured in accordance with IFRS 9 – Financial Instruments.
They are recognized at amortized cost, which is defined under IFRS 9 as the amount at which the financial asset or financial liability is measured at initial recognition minus the principal repayments, plus or minus the cumulative amortization using the effective interest method of any difference between that initial amount and the maturity amount and, for financial assets, adjusted for any loss allowance.
Transaction costs directly attributable to the acquisition or issuance of financial liabilities are deducted from the financial liabilities. The costs are then amortized on an actuarial basis over the life of the liability using the effective interest rate, namely the rate that exactly discounts estimated future cash flows to the net carrying amount of the financial liability in order to determine its amortized cost.

Detail of financial instruments included in the statements of financial position and impact on income

	As of December 31, 2025
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	434	—	434	434
Trade receivables	2,136	—	2,136	2,136
Cash and cash equivalents	52,750	—	52,750	52,750
Total assets	55,320	—	55,320	55,320
Financial liabilities
Non-current financial liabilities	91,010	—	91,010	94,282
Current financial liabilities	4,309	—	4,309	4,358
Trade payables and other payables	9,121	—	9,121	9,121
Total liabilities	104,441	—	104,441	107,760
(1)The fair value of current and non-current liabilities include loans, repayable advances from Bpifrance, the EIB loan, the HCR royalty financing and the HSBC and Bpifrance state-guaranteed loans, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value. See Note 13 - Financial liabilities.

	As of December 31, 2024
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	406	—	406	406
Trade receivables	2,977	—	2,977	2,977
Cash and cash equivalents	49,737	—	49,737	49,737
Total assets	53,120	—	53,120	53,120
Financial liabilities
Non-current financial liabilities	45,978	—	45,978	48,443
Current financial liabilities	4,924	—	4,924	4,924
Trade payables and other payables	20,035	—	20,035	20,035
Total liabilities	70,936	—	70,936	73,402
(1)The fair value of current and non-current liabilities include loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value. See Note 13 - Financial liabilities.
As of December 31, 2025 and 2024, the carrying value of receivables and current liabilities is assumed to approximate their fair value.
Management of financial risks
The principal financial instruments held by the Company are instruments classified as cash and cash equivalents. These instruments are managed with the objective of enabling the Company to finance its business activities. The Company's policy is to not use financial instruments for speculative purposes.
The principal financial risks faced by the Company are liquidity, foreign currency exchange, interest rate and credit risks.
Liquidity risk
Liquidity risk arises from the Company’s financial liabilities and significant operating expenses related to development and manufacturing of nanotechnology products and conducting clinical studies. The Company has incurred operating losses since its inception in 2005 and expects to continue to incur significant losses in the near term.
As of December 31, 2025, the Company had cash and cash equivalents of €52.8 million.
The Company current level of cash and cash equivalents is expected to be sufficient to meet it projected financial obligations and fund our operations beyond the next twelve months from the date of authorization for issuance of these consolidated statements.
The Company plans to pursue additional possible liquidity through non-dilutive financing such as royalty financing, new business development partnerships, collaborative or strategic alliances, additional financing through public or private offerings of capital securities or debt, and through the implementation of cash preservation activities to reduce or defer discretionary spending.
There is no assurance that the Company’s efforts to meet its operating cash flow requirements will be successful. If the current cash and cash equivalent as well as the plans to meet its future operating cash flow requirements are not sufficient to fund necessary expenditures and meet our financial obligations as they come due, the Company’s liquidity, financial condition, and business prospects will be materially affected.
On October 30, 2025, the Company entered into the Royalty Financing Agreement. The liquidity risk could arise:
–If the first milestone event (as described in Note 4.6) does not occur, the company will not be able to draw the second installment of $21 million.
–If the royalty receivables - based on annual net sales of the licensed product – and certain regulatory and commercial milestones receivables are insufficient to repay the Royalty Financing agreement by December 31, 2030, this would trigger an increase in the contractual multiple from 175% to 250%. Such increase would result in a higher total repayment obligation (approximately $178 million, assuming the full $71 million subscription price is funded).

Foreign Currency Exchange Risk
The functional currency of Nanobiotix S.A. is the euro. Exposure to foreign currency exchange risk is mainly derived from certain of its revenue and bank accounts denominated in U.S. dollars. Under the Global License Agreement with Janssen, and the Asia Licensing Agreement (former LianBio contract) (see Notes 4.1. and 4.2. respectively), the Company has received payments in U.S dollars. During the year ended December 31, 2025 the Company issued the Royalty Financing instrument (see Note 4.6 - Royalty Financing Agreement) which is denominated in U.S. Dollars and must be remeasured at each reporting date in accordance with IAS 21. Any resulting exchange differences should be recognized in profit or loss.
Additionally, the Company is also exposed through intra group transactions between Nanobiotix S.A. and its U.S. subsidiaries, for which the functional currency is the U.S. dollar, as well as trade relations with customers and suppliers outside the euro zone.
At this stage of its development, the Company’s foreign exchange risk management policy, is limited to the use to a small number and amount of hedging instruments (see see below), to protect its business against exchange rate to protect its business against exchange rate fluctuations. However, a significant increase in its business activity outside the euro zone could lead to a greater exposure to foreign currency exchange risk. If this occurs, the Company may implement a more developed hedging policy for these risks.
Foreign currency risk management
During the year ended December 31, 2025, the Company implemented a foreign exchange risk management policy to mitigate its exposure to fluctuations in the U.S. dollar against the euro arising from forecast net U.S. dollar‑denominated cash flows. The policy aims primarily to protect the budget exchange rate, which for 2026 was set at 1.2250 USD/EUR, derived from a weighted average forward rate of 1.1894 adjusted by a 3% degradation. The initial hedging structure recommended under the policy provides for approximately 15% of the exposure to be hedged using forward contracts, 25% using option‑based strategies such as collars, and the remaining 60% to remain unhedged but protected through predefined stop‑loss mechanisms.
On December 17, 2025, the Company subscribed to two hedging instruments (EUR call / USD put and EUR put / USD call), each with a notional of $5.0 million and a maturity date of February 24, 2026.
These hedging instruments are accounted as derivatives at their fair values as of December 31, 2025.
The following table illustrates the impact of a 10% increase or decrease in the exchange rate between the euro and the U.S. dollar on the royalty financing and cash and cash equivalents as of December 31, 2025, and December 31, 2024.

	For the year ended December 31, 2025
Impact	Royalty Financing		Cash and Cash equivalents
(in thousands of euros)	Increase	Decrease	Increase	Decrease
USD / Euro exchange rate	4,127	(4,127)	3,237	(3,237)
Total	4,127	(4,127)	3,237	(3,237)

	For the year ended December 31, 2024
Impact	Royalty Financing		Cash and Cash equivalents
(in thousands of euros)	Increase	Decrease	Increase	Decrease
USD / Euro exchange rate	—	—	4,199	(4,199)
Total	—	—	4,199	(4,199)

The following table shows the impact of a 10% increase or decrease in the exchange rate between the euro and the U.S. dollar, calculated on the amounts of loans to the Company’s U.S. subsidiaries as of December 31, 2025 and December 31, 2024.

	For the year ended December 31, 2025
Impact	Net income		Equity
(in thousands of euros)	Increase	Decrease	Increase	Decrease
USD / Euro exchange rate	(11)	11	20	(20)
Total	(11)	11	20	(20)

	For the year ended December 31, 2024
Impact	Net income		Equity
(in thousands of euros)	Increase	Decrease	Increase	Decrease
USD / Euro exchange rate	56	(56)	35	(35)
Total	56	(56)	35	(35)

Credit risk
Credit risk arises from cash and cash equivalents, derivative instruments and deposits with banks and other financial institutions as well as from exposure to customer credit, in particular unpaid receivables and transaction commitments.
The credit risk related to cash and cash equivalents and to current financial instruments is not material given the quality of the relevant financial institutions.
The Company’s exposure to credit risk chiefly stems from trade receivables for one customer (Janssen) as of December 31, 2025. Due to the limited number of customers, the Company appropriately monitors its receivables and their payment and clearance. The Company enters into such transactions only with highly reputable, financially sound counterparts.
The Royalty Financing instrument is non-recourse instrument. In the event of a shortfall, and if the aggregate amount of the receivables placed in the trust as of the final maturity date is less than the shortfall amount, bondholders’ recourse is limited to the repayment of the then-outstanding nominal value (i.e. current nominal value) at the final maturity date.

Interest rate risk
The Company's exposure to interest rate risk is primarily related to cash equivalents and investment securities, which consist of term deposits. Changes in interest rates have a direct impact on the interest earned from these investments and the cash flows generated.
As of December 31, 2025 loans issued by the Company are exclusively fixed rate loans and thus our exposure to interest rate and market risk is deemed low.
Variable interests on the EIB loan and HCRx loan are royalty-based and are not subject to market rate risks.